SCHEDULE OF FAIR VALUE OF CONSIDERATION TRANSFERRED ASSETS ACQUIRED LIABILITIES ASSUMED (Details) - USD ($)		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Liabilities assumed:
Goodwill		$ 20,842,508	$ 6,592,304	$ 6,592,304
SLG Innovation Inc. [Member]
Business Combination [Line Items]
Net assets acquired			561,808		$ 20,000	$ 20,000
Liabilities assumed:
Goodwill		14,250,204
SLG Innovation Inc. [Member] | Initial Allocation of Assets and Liabilities [Member]
Business Combination [Line Items]
Cash consideration		2,000,000
Less: cash acquired		(34,983)
Cash consideration, net of cash acquired		1,965,017
Common stock ()	[1]	254,071
Series E Convertible Preferred Stock ()	[2]	255,000
Accounts receivable in Cycurion owing from SLG ()	[3]	10,814,147
Noncash consideration		11,323,218
Net assets acquired		13,288,235
Assets acquired:
Accounts receivable		3,066,581
Total identified assets acquired		3,066,581
Liabilities assumed:
Accounts payable		4,317,052
Accrued liabilities		10,650
Payroll liability		40,642
Factoring liability		2,176,922
Due to related parties		18,000
Loans payable		625,222
Liabilities to Cycurion		2,982,908
Total identified liabilities assumed		10,171,396
Net identifiable liabilities assumed		(7,104,815)
Elimination of inter-company balances		2,982,908
Non-controlling interest		(3,464,218)
Goodwill		13,945,924
SLG Innovation Inc. [Member] | Adjustments [Member]
Business Combination [Line Items]
Cash consideration
Less: cash acquired
Cash consideration, net of cash acquired
Common stock ()	[1]	250,071
Series E Convertible Preferred Stock ()	[2]
Accounts receivable in Cycurion owing from SLG ()	[3]
Noncash consideration		250,071
Net assets acquired		250,071
Assets acquired:
Accounts receivable
Total identified assets acquired
Liabilities assumed:
Accounts payable
Accrued liabilities		54,209
Payroll liability
Factoring liability
Due to related parties
Loans payable
Liabilities to Cycurion
Total identified liabilities assumed		54,209
Net identifiable liabilities assumed		(54,209)
Elimination of inter-company balances
Non-controlling interest
Goodwill		304,280
SLG Innovation Inc. [Member] | Estimated Allocation of Assets and Liabilities [Member]
Business Combination [Line Items]
Cash consideration		2,000,000
Less: cash acquired		(34,983)
Cash consideration, net of cash acquired		1,965,017
Common stock ()	[1]	504,142
Series E Convertible Preferred Stock ()	[2]	255,000
Accounts receivable in Cycurion owing from SLG ()	[3]	10,814,147
Noncash consideration		11,573,289
Net assets acquired		13,538,306
Assets acquired:
Accounts receivable		3,066,581
Total identified assets acquired		3,066,581
Liabilities assumed:
Accounts payable		4,317,052
Accrued liabilities		64,859
Payroll liability		40,642
Factoring liability		2,176,922
Due to related parties		18,000
Loans payable		625,222
Liabilities to Cycurion		2,982,908
Total identified liabilities assumed		10,225,605
Net identifiable liabilities assumed		(7,159,024)
Elimination of inter-company balances		2,982,908
Non-controlling interest		(3,464,218)
Goodwill		$ 14,250,204

[1]	Represents the fair value of 33,609 common stock issued in the SLG transaction based on the quoted stock price on the date of issuance.
[2]	Represents the fair value of the Series E Convertible Preferred Stock as is converted to common stock based on the quoted price common stock on the date of issuance.
[3]	Represents the fair value of the accounts receivable in Cycurion owing from SLG.